Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 225	₨ 293
Operating tax loss carry-forward	3,393	4,074
Unrecognized Deferred Tax Assets And Liabilities	₨ 3,618	₨ 4,367